Impairment of Long-Lived Assets and Allowance on Long-Term Receivables - Additional Information (Detail)	12 Months Ended					12 Months Ended							1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Computer and equipment CNY	Dec. 31, 2013 Computer and equipment CNY	Dec. 31, 2012 Computer and equipment CNY	Dec. 31, 2014 Licensed games that have not commercially Launched USD ($)	Dec. 31, 2014 Licensed games that have not commercially Launched CNY	Dec. 31, 2013 Licensed games that have not commercially Launched CNY	Dec. 31, 2012 Licensed games that have not commercially Launched CNY	Mar. 31, 2014 Computers and equipment CNY	Dec. 31, 2014 Computers and equipment CNY	Dec. 31, 2013 Computers and equipment CNY	Mar. 01, 2015 Computers and equipment Subsequent Event CNY
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment on equipment	$ 0	0	1,899,803	0		0	1,900,000	0
Impairment of intangible assets	0	0	3,825,243	569,139					600,000	3,600,000	3,800,000	600,000
Prepayment made to supplier		11,800,000			20,000,000
Refund of prepayment from supplier in first installment	2,889,431	17,927,763	0										2,000,000			17,900,000
Impairment on prepaid amount receivable from supplier															17,900,000
Allowance (reversal of allowance) of long-term receivables	$ 2,889,431	17,927,763	(17,927,763)											17,900,000